As filed with the Securities and Exchange Commission on August 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21648

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Lehman Brothers Institutional Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

                    Date of fiscal year end: March 31, 2005

Date of reporting period: June 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Each Fund is a feeder fund that invests all its assets in a similarly named portfolio of a master fund, Institutional Liquidity Trust. The holdings of the Funds and of the portfolios in Institutional Liquidity Trust are shown below.


                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUND
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2005 (UNAUDITED)


                                                                     VALUE
Investment in the Institutional Liquidity Portfolio of
  the Institutional Liquidity Trust (a master portfolio
  in a "master-feeder" structure)                                 $312,331,879

    Total Investments (100%)                                      $312,331,879





                        LEHMAN BROTHERS PRIME MONEY FUND
                             SCHEDULE OF INVESTMENTS

                            JUNE 30, 2005 (UNAUDITED)

                                                                      VALUE
Investment in the Prime Portfolio of
  the Institutional Liquidity Trust (a master portfolio in
  a "master-feeder" structure)                                    $821,481,833

    Total Investments (100%)                                      $821,481,833

                                                                                                           JUNE 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Institutional Liquidity Portfolio
----------------------------------------------------------


PRINCIPAL AMOUNT                                                                             RATING                     VALUE++
(000's omitted)                                                                        Moody's          S&P         ($000's omitted)

CERTIFICATES OF DEPOSIT (17.3%)
    60,000       Barclays Bank, Euro CD, 3.10% & 3.38%, due 7/21/05 & 11/9/05          P-1              A-1+              60,001
    45,000       BNP Paribas, Euro CD, 3.06%, due 7/12/05                              P-1              A-1+              44,999
    10,000       Canadian Imperial Bank, Floating Rate Yankee CD, 3.09%, due
                 4/4/06                                                                P-1               A-1               9,997
    60,000       Credit Agricole Indosuez, Floating Rate Notes, Yankee CD,
                 3.30%, due 9/20/05                                                    P-1              A-1+              59,990
    61,000       Credit Suisse First Boston NY, Floating Rate Yankee CD, 3.13%
                 & 3.45%, due 12/21/05 & 1/6/06                                        P-1               A-1              61,007
    11,000       First Tennessee Bank, Floating Rate CD, 3.27%, due 11/10/05           P-1               A-1              11,003
    40,000       Natexis Banque Populair, Floating Rate Yankee CD, 3.11% &
                 3.27%, due 9/8/05 & 1/23/06                                           P-1               A-1              39,993
     5,000       Royal Bank of Scotland NY, Floating Rate Yankee CD, 3.06%,
                 due 4/21/06                                                           P-1              A-1+               4,997
    15,000       Societe Generale, Euro CD, 3.20%, due 9/15/05                         P-1              A-1+              15,000
    20,000       Toronto Dominion Bank, Yankee CD, 3.59%, due 2/17/06                  P-1               A-1              20,001
    50,000       White Pine Finance, Domestic CD, 3.26%, due 8/25/05                   P-1              A-1+              49,998
                                                                                                                     -----------

                 TOTAL CERTIFICATES OF DEPOSIT                                                                           376,986
                                                                                                                     -----------

COMMERCIAL PAPER (30.9%)
    30,555       ABN AMRO North America Finance, Inc., 3.31%, due 8/15/05              P-1              A-1+              30,429
    33,417       Atlantic Asset Securitization Corp., 3.05%, due 7/1/05                P-1               A-1              33,417
    15,000       Bank of America NA, 3.09%, due 7/18/05                                P-1              A-1+              14,978
    10,000       Banque Generale du Luxembourg, 3.24%, due 9/1/05                      P-1              A-1+               9,944
    22,000       Blue Ridge Asset Funding, 3.25%, due 7/26/05                          P-1               A-1              21,950
    60,000       Caisse d'Amortissement, 3.08% & 3.27%, due 7/8/05 & 10/6/05           P-1              A-1+              59,636
    25,000       Charta LLC, 3.31%, due 8/15/05                                        P-1               A-1              24,897
    60,000       CRC Funding LLC, 3.07% - 3.11%, due 7/6/05 - 7/19/05                  P-1              A-1+              59,948
    50,000       Crown Point Capital Co., 3.38%, due 9/12/05                           P-1               A-1              49,657
    25,000       Danske Bank, 3.33%, due 9/13/05                                       P-1              A-1+              24,829
    50,000       Depfa Bank AG, 3.17%, due 8/29/05                                     P-1              A-1+              49,740
    15,640       Dexia Delaware LLC, 3.15%, due 8/8/05                                 P-1              A-1+              15,588
    40,000       Edison Asset Securitization LLC, 3.18%, due 9/2/05                    P-1              A-1+              39,777
    20,000       Eiffel Funding LLC, 3.10%, due 7/11/05                                P-1               A-1              19,983
    15,000       Grampian Funding LLC, 3.26%, due 9/20/05                              P-1              A-1+              14,890
    25,000       HBOS Treasury Services, 2.90%, due 7/1/05                             P-1              A-1+              25,000
    22,000       Kitty Hawk Funding Corp., 3.07%, due 7/6/05                           P-1              A-1+              21,991
    10,000       Park Avenue Receivables Corp., 3.09%, due 7/11/05                     P-1               A-1               9,992
    45,000       Park Granada LLC, 3.13% & 3.30%, due 7/12/05 & 7/20/05                P-1              A-1+              44,937
    13,000       Picaros Funding, 3.32%, due 11/22/05                                  P-1               A-1              12,833
    50,000       Rabobank USA Financial Corp., 3.35%, due 7/1/05                       P-1              A-1+              50,000
    30,000       Sheffield Receivables, 3.08%, due 7/6/05                              P-1              A-1+              29,987
    10,000       White Pine Finance, 3.03%, due 8/2/05                                 P-1              A-1+               9,973
                                                                                                                     -----------

                 TOTAL COMMERCIAL PAPER                                                                                  674,376
                                                                                                                     -----------

TIME DEPOSITS (13.5%)
    50,000       Key Bank, Grand Cayman, 3.25%, due 7/1/05                             P-1               A-1              50,000
    50,000       Marshall & Ilsley Bank, Grand Cayman, 3.28%, due 7/1/05               P-1               A-1              50,000
    36,000       National City Cleveland, 3.25%, due 7/1/05                            P-1               A-1              36,000
    60,000       Royal Bank of Canada, 3.34%, due 7/1/05                               P-1              A-1+              60,000
    50,000       US Bank NA, Grand Cayman, 3.28%, due 7/1/05                           P-1               A-1              50,000
    50,000       Wachovia Bank Trust, Grand Cayman, 3.25%, due 7/1/05                  P-1               A-1              50,000
                                                                                                                     -----------

                 TOTAL TIME DEPOSITS                                                                                     296,000
                                                                                                                     -----------

CORPORATE DEBT SECURITIES (32.8%)
     5,000       American Honda Finance, Floating Rate Medium-Term Notes, 3.47%,

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                                           JUNE 30, 2005 (UNAUDITED)



SCHEDULE OF INVESTMENTS Institutional Liquidity Portfolio cont'd
----------------------------------------------------------------


PRINCIPAL AMOUNT                                                                             RATING                     VALUE++
(000's omitted)                                                                        Moody's          S&P         ($000's omitted)

                 due 2/6/06                                                            P-1               A-1               5,008 **
    25,000       Bank of America NA, Floating Rate Bank Notes, 3.06%, due 6/7/06       P-1              A-1+              25,000
     5,000       Bear Stearns Co., Inc., Notes, 6.50%, due 5/1/06                      P-1               A-1               5,112
    60,000       Bear Stearns, Floater Master Notes, 3.40% & 3.50%, due 9/8/05 &
                 3/8/06                                                                P-1               A-1              60,000
    10,000       BMW US Capital LLC, Notes, 4.15%, due 6/7/06                          P-1               A-1              10,030
     9,000       Caterpillar Financial Services Corp., Senior Notes, 5.95%, due
                 5/1/06                                                                P-1               A-1               9,165
    23,570       Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05                     P-1              A-1+              23,921
    65,000       Dorada Finance Inc., Floating Rate Medium-Term Notes, 3.20%, due
                 3/14/06                                                               P-1              A-1+              65,007  **
     7,500       General Electric Capital Corp., Floating Rate Medium-Term Notes,
                 Ser. A, 3.41% & 3.42%, due 2/3/06 & 5/12/06                           P-1              A-1+               7,510
    20,000       General Electric Co., Floating Rate Notes, 3.21%, due 10/24/05        P-1              A-1+              20,005
    39,681       Household Finance Corp., Notes, 6.50% & 8.88%, due 1/24/06 &
                 2/15/06                                                               P-1               A-1              40,451
    17,000       HSBC Finance Corp., Floating Rate Notes, 3.28% & 3.29%, due
                 10/28/05 & 3/24/06                                                    P-1               A-1              17,000
    55,000       JP Morgan, Master Note, 2.72%, due 11/28/05                           P-1               A-1              55,000
    65,000       K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes, 3.21%
                 & 3.39%, due 2/15/06 & 3/15/06                                        P-1              A-1+              65,006  **
    65,000       Links Finance LLC, Floating Rate Medium-Term Notes, 3.30% &
                 3.31%, due 1/30/06 & 2/27/06                                          P-1              A-1+              65,010  **
    13,755       Merrill Lynch & Co., Medium-Term Notes, Ser. B, 6.15%, due
                 1/26/06                                                               P-1               A-1              13,981
    65,000       Morgan Stanley, Floating Rate Senior Notes, 3.13% & 3.31%, due
                 9/1/06                                                                P-1               A-1              65,000
    25,000       National City Bank of Indiana, Floating Rate Bank Notes, 3.44%,
                 due 9/15/05                                                           P-1               A-1              24,997
    16,500       Nationwide Building, Floating Rate Senior Notes, 3.28%, due
                 7/21/06                                                               P-1               A-1              16,526  **
    60,000       Sigma Finance Inc., Guaranteed Floating Rate Medium-Term Notes,
                 2.98% & 3.32%, due 12/5/05 & 2/16/06                                  P-1              A-1+              59,996  **
     6,550       Suntrust Bank, Floating Rate Bank Notes, 3.12%, due 10/3/05           P-1               A-1              6,551
    10,500       Tango Finance Corp., Floating Rate Medium-Term Notes, 3.07%,
                 due 6/5/06                                                            P-1              A-1+              10,499  **
    45,000       Wells Fargo & Co., Floating Rate Notes, 3.19%, due 2/15/06 &
                 6/15/06                                                               P-1              A-1+              45,010  **
                                                                                                                     -----------

                 TOTAL CORPORATE DEBT SECURITIES                                                                        715,785
                                                                                                                     -----------
ASSET-BACKED SECURITIES (2.0%)
     3,682       CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%, due 4/7/06         P-1              A-1+               3,682
     6,760       John Deere Owner Trust, Ser. 2005-A, Class A1, 3.40%, due 6/15/06     P-1              A-1+               6,760
    18,643       RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1, 3.21%,
                 due 6/12/06                                                           P-1              A-1+              18,643  **
     2,962       USAA Auto Owner Trust, Ser. 2005-1, Class A1, 3.03%, due 3/15/06      P-1              A-1+               2,962
    12,712       Wachovia Auto Owner Trust, Ser. 2005-A, Class A1, 3.34%, due
                 5/22/06                                                               P-1              A-1+              12,712
                                                                                                                     -----------

                 TOTAL ASSET-BACKED SECURITIES                                                                            44,759
                                                                                                                     -----------
PROMISSORY NOTES (3.2%)
    70,000       Goldman Sachs Group, 2.46%, due 9/26/05                               P-1               A-1              70,000
                                                                                                                     -----------
                 TOTAL INVESTMENTS (99.7%)                                                                             2,177,906

                 Cash, receivables and other assets, less liabilities (0.3%)                                               5,745
                                                                                                                     -----------
                 TOTAL NET ASSETS (100.0%)                                                                           $ 2,183,651

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                        JUNE  30,  2005  (UNAUDITED)

SCHEDULE OF INVESTMENTS Prime Portfolio
---------------------------------------

PRINCIPAL AMOUNT                                                             RATING                         VALUE++
(000's omitted)                                                        Moody's       S&P         ($000's omitted)
CERTIFICATES OF DEPOSIT (18.0%)
   45,000     Barclays Bank, Euro CD, 3.10% & 3.38%, due 7/21/05
              & 11/9/05                                                P-1           A-1+             45,001
   25,000     BNP Paribas, Euro CD, 3.10%, due 7/12/05                 P-1           A-1+             25,000
   50,000     Canadian Imperial Bank, Floating Rate Yankee CD,
              3.11%, due 9/8/05                                        P-1           A-1              49,985
   50,000     Credit Agricole Indosuez, Floating Rate Yankee CD,
              3.23% & 3.30%, due 8/23/05 & 9/20/05                     P-1           A-1+             49,992
   35,000     Credit Suisse First Boston, Floating Rate Yankee
              CD, 3.25% & 3.50%, due 12/29/05 & 5/10/06                P-1           A-1              35,009
   15,000     First Tennessee Bank, Floating Rate CD, 3.10%, due
              7/11/05                                                  P-1           A-1              15,000
   35,000     Natexis Banque Populair, Floating Rate Yankee CD,
              3.27%, due 1/23/06                                       P-1           A-1              35,000
   10,000     Societe Generale, Euro CD, 3.20%, due 9/15/05            P-1           A-1+             10,000
   20,000     Toronto Dominion Bank, Yankee CD, 3.58% & 3.59%,
              due 2/10/06 & 2/17/06                                    P-1           A-1              20,000
   30,000     White Pine Finance, Domestic CD, 3.26%, due 8/25/05      P-1           A-1+             29,999
                                                                                                 -----------
              TOTAL CERTIFICATES OF DEPOSIT (COST $314,987)                                          314,986
                                                                                                 -----------
COMMERCIAL PAPER (34.4%)
   19,000     Amstel Funding Corp., 3.10%, due 7/25/05                 P-1           A-1+             18,961
    7,000     Banque Generale du Luxembourg, 3.24%, due 9/1/05         P-1           A-1+              6,961
   50,000     Blue Ridge Asset Funding, 3.25%, due 7/26/05             P-1           A-1              49,887
   40,000     Caisse d'Amortissement, 3.27%, due 10/6/05               P-1           A-1+             39,648
   40,000     CRC Funding LLC, 3.07% -3.11%, due 7/6/05 -7/19/05       P-1           A-1+             39,967
   25,000     Crown Point Capital Co., 3.24%, due 8/8/05               P-1           A-1              24,915
   25,000     Depfa Bank AG, 3.17%, due 8/29/05                        P-1           A-1+             24,870
   50,000     Edison Asset Securitization LLC, 3.18% & 3.23%,
              due 8/12/05 & 9/2/05                                     P-1           A-1+             49,758
   15,000     Eiffel Funding LLC, 3.10%, due 7/11/05                   P-1           A-1              14,987
   30,794     Fairway Finance, 3.32%, due 9/13/05                      P-1           A-1              30,584
   20,000     Grampian Funding LLC, 3.26% & 3.38%, due 9/20/05 &
              11/8/05                                                  P-1           A-1+             19,829
   12,500     HBOS Treasury Services, 2.90%, due 7/1/05                P-1           A-1+             12,500
   41,000     ING America Insurance Holdings, Inc., 3.22%, due
              8/15/05                                                  P-1           A-1+             40,835
   29,750     Ivory Funding Corp., 2.81% -3.19%, due 7/15/05
              -8/16/05                                                 P-1           A-1              29,657
   10,000     K2 (USA) LLC, 2.81%, due 7/7/05                          P-1           A-1+              9,995
   30,000     Kitty Hawk Funding Corp., 3.07%, due 7/6/05              P-1           A-1+             29,987
   31,170     Park Avenue Receivables Corp., 3.09% & 3.26%, due
              7/11/05 & 7/22/05                                        P-1           A-1              31,117
   15,000     Park Granada LLC, 3.13%, due 7/12/05                     P-1           A-1+             14,986
    8,000     Picaros Funding, 3.32%, due 11/22/05                     P-1           A-1               7,897
   24,000     Rabobank USA Financial Corp., 3.08%, due 7/1/05          P-1           A-1+             24,000
   45,000     Sheffield Receivables, 3.08%, due 7/6/05                 P-1           A-1+             44,981
   30,000     Thunder Bay Funding Inc., 3.24%, due 8/15/05             P-1           A-1              29,879
    6,212     White Pine Finance, 3.03%, due 8/2/05                    P-1           A-1+              6,195
                                                                                                 -----------
              TOTAL COMMERCIAL PAPER                                                                 602,396
                                                                                                 -----------
TIME DEPOSITS (19.2%)
   30,000     Chase Manhattan Bank, Grand Cayman, 3.25%, due 7/1/05    P-1           A-1              30,000
   12,000     Citibank Nassau, 3.13%, due 7/1/05                       P-1           A-1+             12,000
   50,000     Key Bank, Grand Cayman, 3.25%, due 7/1/05                P-1           A-1              50,000
   50,000     Marshall & Ilsley Bank, Grand Cayman, 3.28%, due 7/1/05  P-1           A-1              50,000
   45,000     Royal Bank of Canada, 3.34%, due 7/1/05                  P-1           A-1+             45,000
   50,000     SunTrust Bank, Grand Cayman, Inc., 3.25%, due 7/1/05     P-1           A-1              50,000
   50,000     US Bank NA, Grand Cayman, 3.28%, due 7/1/05              P-1           A-1              50,000
   50,000     Wachovia Bank Trust, Grand Cayman, 3.25%, due 7/1/05     P-1           A-1              50,000
                                                                                                 -----------
              TOTAL TIME DEPOSITS                                                                    337,000

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                        JUNE  30,  2005  (UNAUDITED)

SCHEDULE OF INVESTMENTS Prime Portfolio cont'd
----------------------------------------------
PRINCIPAL AMOUNT                                                             RATING                         VALUE++
(000's omitted)                                                        Moody's       S&P         ($000's omitted)

                                                                                                 -----------

CORPORATE DEBT SECURITIES (24.1%)
    4,425     American Express Credit Corp., Floating Rate
              Medium-Term Notes, Ser. B, 3.30%, due 12/19/05           P-1           A-1               4,427
    7,000     Associates Corp. NA, Senior Notes, 6.38%, due 11/15/05   P-1           A-1+              7,082
   15,000     Bank of America NA, Floating Rate Bank Notes, 3.06%,     P-1           A-1+             15,000
              due 6/7/06
   20,000     Bank One NA Illinois, Floating Rate Bank Notes,
              3.55%, due 9/19/05                                       P-1           A-1              20,007
   40,000     Bear Stearns, Floater Master Notes, 3.40% & 3.50%,
              due 9/8/05 & 3/8/06                                      P-1           A-1              40,000
   10,000     Beta Finance Inc., Guaranteed Floating Rate
              Medium-Term Notes, 3.16%, due 1/17/06                    P-1           A-1+             10,002 **
   20,000     Citigroup Global Markets, Floating Rate Medium-Term
              Notes, Ser. A, 3.44%, due 12/12/05                       P-1           A-1+             20,007
    2,500     Citigroup, Inc., Senior Notes, 6.75%, due 12/1/05        P-1           A-1+              2,537
   25,000     Dorada Finance Inc., Floating Rate Medium-Term
              Notes, 3.22%, due 8/25/05                                P-1           A-1+             24,997 **
    9,000     General Electric Capital Corp., Floating Rate
              Medium-Term Notes, Ser. A, 3.41%, due 2/3/06             P-1           A-1+              9,012
    2,670     General Electric Capital Corp., Medium-Term Notes,
              Ser. A, 6.80%, due 11/1/05                               P-1           A-1+              2,703
   20,000     General Electric Co., Floating Rate Notes, 3.21%,
              due 10/24/05                                             P-1           A-1+             20,004
    7,850     HBOS Treasury Services PLC, Floating Rate Notes,
              3.16%, due 1/12/06                                       P-1           A-1+              7,852 **
   30,600     K2 (USA) LLC, Guaranteed Floating Rate Medium-Term
              Notes, 3.21% & 3.39%, due 2/15/06 & 3/15/06              P-1           A-1+             30,602 **
   37,500     Links Finance LLC, Floating Rate Medium-Term Notes,
              3.10% & 3.31%, due 1/30/06 & 4/5/06                      P-1           A-1+             37,500 **
    5,000     MBIA Global Funding LLC, Guaranteed Floating Rate
              Notes, 3.51%, due 2/28/06                                P-1           A-1+              5,007 **
   11,115     Merrill Lynch & Co., Medium-Term Notes, Ser. B,
              6.15%, due 1/26/06                                       P-1           A-1              11,296
   35,000     Morgan Stanley, Medium-Term Notes, 3.34%, due
              8/15/05                                                  P-1           A-1              35,007
   25,000     National City Bank of Indiana, Floating Rate Bank
              Notes, 3.44%, due 9/15/05                                P-1           A-1              24,997
      800     Salomon Smith Barney Holdings Inc., Floating Rate
              Medium-Term Notes, Ser. K, 3.61%, due 12/13/05           P-1           A-1+                801
   45,000     Sigma Finance, Guaranteed Floating Rate Medium-Term
              Notes, 2.98% - 3.17%, due 9/23/05 - 4/13/06              P-1           A-1+             45,002 **
   19,500     Tango Finance Corp., Floating Rate Medium-Term
              Notes, 3.07%, due 6/5/06                                 P-1           A-1+             19,499 **
   28,000     Wells Fargo & Co., Floating Rate Notes, 3.19%, due
              8/15/06                                                  P-1           A-1+             28,006 **
                                                                                                 -----------
              TOTAL CORPORATE DEBT SECURITIES                                                        421,347
                                                                                                 -----------
ASSET-BACKED SECURITIES (2.4%)
    7,364     CNH Equipment Trust, Ser. 2005-A, Class A1, 3.08%,
              due 4/7/06                                               P-1           A-1+              7,364
    6,759     John Deere Owner Trust, Ser. 2005-A, Class A1,
              3.40%, due 6/15/06                                       P-1           A-1+              6,760
   14,915     RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class
              A1, 3.21%, due 6/12/06                                   P-1           A-1+             14,915 **
    1,999     USAA Auto Owner Trust, Ser. 2004-3, Class A1, 2.34%,
              due 11/15/05                                             P-1           A-1+              1,998
    2,962     USAA Auto Owner Trust, Ser. 2005-1, Class A1, 3.03%,
              due 3/15/06                                              P-1           A-1+              2,962
    8,475     Wachovia Auto Owner Trust, Ser. 2005-A, Class A1,
              3.34%, due 5/22/06                                       P-1           A-1+              8,475
                                                                                                 -----------
              TOTAL ASSET-BACKED SECURITIES                                                           42,474
                                                                                                 -----------
PROMISSORY NOTES (1.7%)

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                        JUNE  30,  2005  (UNAUDITED)

SCHEDULE OF INVESTMENTS Prime Portfolio cont'd
----------------------------------------------

PRINCIPAL AMOUNT                                                             RATING                         VALUE++
(000's omitted)                                                        Moody's       S&P         ($000's omitted)
   30,000     Goldman Sachs Group, 3.16%, due 1/4/06 & 2/6/06          P-1           A-1              30,000
                                                                                                 -----------

                                                                                                 -----------

              TOTAL INVESTMENTS (99.8%)                                                            1,748,203

              Cash, receivables and other assets, less
              liabilities (0.2%)                                                                       3,643
                                                                                                 -----------
              TOTAL NET ASSETS (100.0%)                                                           $1,751,846
                                                                                                 -----------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                       JUNE 30, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

++ Investment securities are valued at amortized cost, which approximates U.S. Federal income tax cost.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At June 30, 2005, these securities amounted to $350,705,000 or 16.1% of net assets for Institutional Liquidity Portfolio and $223,382,000 or 12.8% of net assets for Prime Portfolio.





For information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lehman Brothers Institutional Liquidity Series


By: /s/Peter E. Sundman
    -----------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/Peter E. Sundman
    -----------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date:  August 24, 2005


By: /s/John M. McGovern
    -----------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date:  August 24, 2005